Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 9,458	$ 43,509	$ 271,467
Prepayments, receivables and other assets			94,553
Total current assets	9,458	43,509	366,020
Non-current assets:
Cash and marketable securities held in Trust Account	54,506,397	83,523,112	208,932,880
Total assets	54,515,855	83,566,621	209,298,900
Current liabilities:
Working capital loan- related party	325,000	325,000
Promissory note- Seamless Note	241,706
Total current liabilities	4,884,502	4,559,556	2,854,360
Non-current liabilities:
Deferred underwriter fee payable	5,999,964	5,999,964	5,999,964
Total liabilities	10,884,466	10,559,520	8,854,324
Commitments and contingencies (Note 9)
Mezzanine equity	54,506,397	83,523,112	208,932,880
Shareholders’ deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(10,875,591)	(10,516,594)	(8,488,887)
Total shareholders’ deficit	(10,875,008)	(10,516,011)	(8,488,304)
Total deficit	(10,875,008)	(10,516,011)	(8,488,304)
Total liabilities, mezzanine equity and shareholders’ deficit	54,515,855	83,566,621	209,298,900
Seamless Group Inc. [Member]
Current assets:
Cash and cash equivalents	46,845,338	48,516,765	62,798,729	[1]
Short-term investments	299,385	300,000	2,000,000	[1]
Restricted cash	5,498,716	5,428,790	6,756,989	[1]
Accounts receivable, net	2,535,378	2,450,871	3,067,697	[1]
Prepayments to remittance agents	44,260	137,854	92,485	[1]
Escrow money receivable	6,854,366	5,014,829	4,443,985	[1]
Prepayments, receivables and other assets	22,695,506	34,225,239	37,563,550	[1]
Total current assets	90,825,793	103,361,724	121,206,663	[1]
Non-current assets:
Investment in an equity security	100,000	100,000	100,000	[1]
Equipment and software, net	890,157	1,016,490	1,321,621	[1]
Right-of-use asset	98,277	154,234	342,432	[1]
Intangible assets	8,852,702	9,191,713	9,849,778	[1]
Goodwill	27,001,383	27,001,383	27,001,383	[1]
Deferred tax assets	673,132	664,888	768,617	[1]
Total non-current assets:	37,615,651	38,128,708	39,383,831	[1]
Total assets	128,441,444	141,490,432	160,590,494	[1]
Current liabilities:
Borrowings	17,951,866	17,804,093	13,404,390	[1]
Receivable factoring	386,644	423,483	677,640	[1]
Escrow money payable	547,751	360,207	250,013	[1]
Client money payable	4,782,576	4,645,290	6,250,070	[1]
Accounts payable, accruals and other payables	45,893,049	53,988,231	58,946,385	[1]
Amounts due to related parties	83,168,572	86,488,519	83,757,317	[1]
Convertible bonds	9,979,499	10,000,000	9,192,140	[1]
Lease liabilities	104,988	152,325	174,061	[1]
Total current liabilities	162,814,945	173,862,148	172,652,016	[1]
Non-current liabilities:
Borrowings	2,861,415	2,506,974	7,879,279	[1]
Deferred tax liabilities	1,154,327	1,246,760	1,616,343	[1]
Employee benefit obligation	59,849	59,849	61,392	[1]
Other payables			158,895	[1]
Total non-current liabilities:	4,075,591	3,813,583	9,715,909	[1]
Total liabilities	166,890,536	177,675,731	182,367,925	[1]
Commitments and contingencies (Note 9)
Mezzanine equity	2,957,948	2,957,948	2,957,948	[1]
Shareholders’ deficit:
Common stock, value	58,030	58,030	58,030	[1]
Additional paid-in capital	29,172,373	29,172,373	29,172,373	[1]
Accumulated deficit	(95,110,363)	(92,075,379)	(76,768,829)	[1]
Accumulated other Comprehensive Loss	451,759	88,366	61,298	[1]
Total shareholders’ deficit	(65,428,201)	(62,756,610)	(47,477,128)	[1]
Non-controlling interests	24,021,161	23,613,363	22,741,749	[1]
Total deficit	(41,407,040)	(39,143,247)	(24,735,379)	[1]
Total liabilities, mezzanine equity and shareholders’ deficit	128,441,444	141,490,432	160,590,494	[1]
Common Class A [Member]
Shareholders’ deficit:
Common stock, value
Common Class B [Member]
Shareholders’ deficit:
Common stock, value	583	583	583
Nonrelated Party [Member]
Current liabilities:
Accrued expenses	4,025,389	3,978,149	2,787,773
Related Party [Member]
Current liabilities:
Accrued expenses	292,407	256,407	66,587
Related Party [Member] | Seamless Group Inc. [Member]
Current assets:
Amounts due from related parties	$ 6,052,844	$ 7,287,376	$ 4,483,228	[1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.